EQUITY - Operations with non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effects of changes in ownership interests in subsidiaries
Effect of interest changes in subsidiaries	R$ (18,962)	R$ 12,776	R$ (1,586)
Total Parent company's interest
Effects of changes in ownership interests in subsidiaries
Effect of interest changes in subsidiaries	0	0	0
Non-controlling interests.
Effects of changes in ownership interests in subsidiaries
Other changes	(18,962)	12,776	(1,586)
Effect of interest changes in subsidiaries	R$ (18,962)	R$ 12,776	R$ (1,586)